Income Taxes - Summary of Classification of Deferred Tax Assets Liabilities by Current and Non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Total deferred tax assets	$ 107,357	$ 115,503
Less: Valuation allowance	(46,268)	(44,774)	$ (54,220)	$ (23,999)
Net deferred tax assets	61,089	70,729
Total deferred tax liabilities	(5,422)	(8,100)
Total net deferred tax assets after valuation allowance	$ 55,667	$ 62,629